Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New Jersey (99.4%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,162
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,526
Atlantic City NJ GO	5.000%	12/1/23	1,115	1,194
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	303
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	907
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,195
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,479
Atlantic City NJ Municipal Utilities Authority
Revenue	4.000%	5/1/21	200	202
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,708
Atlantic County NJ Improvement Authority
Revenue	4.000%	7/1/46 (4)	5,000	5,457
Bergen County NJ GO	3.000%	7/15/38	1,620	1,707
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	463
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,639
Brick Township NJ BANS	4.000%	3/1/22	1,110	1,189
Brick Township NJ BANS	3.000%	3/1/23	1,155	1,228
Burlington County NJ Bridge Commission
Revenue	5.000%	4/15/32	500	655
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/36	1,000	1,274
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,702
Burlington County NJ GO	3.000%	5/1/30	1,610	1,769
Burlington County NJ GO	3.000%	5/1/31	1,650	1,792
Burlington County NJ GO	3.000%	5/1/32	1,695	1,824
Burlington County NJ GO	3.000%	5/1/33	1,745	1,865
Burlington County NJ GO	3.000%	5/1/34	1,790	1,906
Camden County NJ GO	3.000%	3/1/33	550	586
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,712
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,986
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	3,805	4,321
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	4,970	5,628
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,825

Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,127
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,687
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,210
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,793
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,600	3,934
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,225	3,524
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/32	515	636
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/34	500	615
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	500	570
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	880	998
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,000	1,132
Cedar Grove Township NJ School District GO	2.000%	8/15/24	290	298
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	4.000%	10/1/54 (15)	6,000	6,605
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	5.000%	10/1/58 (15)	5,500	6,621
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,938
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	600	710
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	500	608
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	300	365
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,525	1,915
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	100	131
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,812
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,963
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	125	163
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	175	227
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,587
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	155	200
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/37	150	192

Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/38	170	217
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/39	170	217
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	11,017
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,690
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	420	467
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,460	4,955
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,951
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	1,730	2,249
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	3,000	3,448
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	1,385	1,767
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,020	17,130
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/38	3,500	4,432
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/39	3,500	4,417
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	3,000	3,774
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,839
East Orange NJ (Board of Education Project)
GO	5.000%	10/15/32 (4)	795	1,026
East Orange NJ (Board of Education Project)
GO	5.000%	10/15/33 (4)	610	786
East Orange NJ (Board of Education Project)
GO	3.000%	10/15/34 (4)	400	425
East Orange NJ (Board of Education Project)
GO	3.000%	10/15/35 (4)	400	424
East Orange NJ (Board of Education Project)
GO	4.000%	10/15/40 (4)	1,345	1,554
East Orange NJ GO	4.000%	9/15/23 (4)	705	778
East Orange NJ GO	4.000%	9/15/24 (4)	255	288
East Orange NJ GO	4.000%	9/15/25 (4)	1,360	1,565
Essex County NJ Improvement Authority GO	4.000%	9/1/40	1,440	1,616
Essex County NJ Improvement Authority GO	4.000%	9/1/41	1,440	1,614
Essex County NJ Improvement Authority GO	4.000%	9/1/42	1,440	1,611
Essex County NJ Improvement Authority GO	4.000%	9/1/43	1,440	1,609
Essex County NJ Improvement Authority GO	4.000%	9/1/44	1,440	1,607
Essex County NJ Improvement Authority GO	4.000%	9/1/45	1,440	1,606
Essex County NJ Improvement Authority GO	4.000%	9/1/46	1,440	1,604
Essex County NJ Improvement Authority GO	4.000%	9/1/47	1,440	1,602
Essex County NJ Improvement Authority GO	4.000%	9/1/48	1,440	1,600
Ewing Township NJ School District GO	4.000%	7/15/32	2,610	3,034
Ewing Township NJ School District GO	4.000%	7/15/34	3,040	3,509
Ewing Township NJ School District GO	4.000%	7/15/35	3,045	3,501
Ewing Township NJ School District GO	4.000%	7/15/37	3,000	3,423
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46	5,000	6,092

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	5,456
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,851
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,635
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,474
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,303
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,092
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,677
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,409
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/37	750	883
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/38	700	822
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/39	600	703
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,733
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	2,250	2,846
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/48	2,000	2,289
Hardyston NJ School District GO	4.000%	8/1/23	570	629
Harrison NJ GO	4.000%	3/1/38 (15)	1,945	2,212
Harrison NJ GO	4.000%	3/1/41 (15)	2,180	2,462
Harrison Township NJ GO	2.000%	5/15/23	270	276
Harrison Township NJ GO	2.000%	5/15/24	645	661
Haworth NJ GO	2.000%	8/1/23	450	460
Haworth NJ GO	2.000%	8/1/24	455	468
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,515	6,562
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	8/1/42	1,300	1,523
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,352
Hudson County NJ Improvement Authority
Lease Revenue (Union City School District
Parking Project)	5.000%	6/15/37	1,500	1,771
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,030
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,047
1 Inspira Health Obligated Group TOB VRDO	1.470%	9/9/19	200	200
Jersey City NJ GO	4.000%	12/1/24 (15)	250	283
Jersey City NJ GO	5.000%	11/1/31	510	635
Jersey City NJ GO	5.000%	11/1/33	415	514
Jersey City NJ GO	4.000%	11/1/34	2,000	2,318
Jersey City NJ GO	4.000%	11/1/35	1,170	1,352
Jersey City NJ GO	4.000%	11/1/36	1,765	2,037
Jersey City NJ GO	5.000%	11/1/37	1,000	1,225

Longport NJ GO	2.000%	7/15/23	490	505
Longport NJ GO	2.000%	7/15/24	500	518
Maple Shade Township NJ School District GO	3.000%	7/15/23 (4)	1,150	1,222
Maple Shade Township NJ School District GO	3.000%	7/15/24 (4)	1,180	1,270
Maple Shade Township NJ School District GO	3.000%	7/15/25 (4)	950	1,034
Maple Shade Township NJ School District GO	3.000%	7/15/31 (4)	1,850	1,950
Maple Shade Township NJ School District GO	3.000%	7/15/37 (4)	1,920	1,987
Maple Shade Township NJ School District GO	3.000%	7/15/38 (4)	1,925	1,988
Maple Shade Township NJ School District GO	3.000%	7/15/39 (4)	1,925	1,984
Maple Shade Township NJ School District GO	3.000%	7/15/40 (4)	1,985	2,041
Mercer County NJ GO	3.000%	2/15/31	1,000	1,067
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,943
Middle TWP NJ SCH DIST	3.000%	7/15/29 (4)	1,000	1,059
Middlesex County NJ COP	4.000%	6/15/28	350	419
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/32	1,000	1,237
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/33	450	548
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/34	1,800	2,075
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/34	650	786
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/35	1,275	1,566
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/35	525	631
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/36	1,200	1,471
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/36	500	597
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/37	2,000	2,272
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/37	275	326
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/38	1,500	1,697
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/38	250	295
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/39	200	235
Monmouth NJ Regional High School District GO	3.000%	2/1/31	1,755	1,868
Monmouth NJ Regional High School District GO	3.000%	2/1/32	1,255	1,328
Monmouth NJ Regional High School District GO	3.000%	2/1/33	1,015	1,070
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,508
New Brunswick NJ GO	3.000%	2/15/30 (15)	3,880	4,153
New Brunswick NJ GO	3.000%	2/15/31 (15)	1,370	1,454
New Brunswick NJ GO	3.000%	2/15/32 (15)	1,370	1,442
New Brunswick NJ GO	3.000%	2/15/36 (15)	1,370	1,421
New Brunswick NJ GO	3.000%	2/15/37 (15)	1,370	1,418
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	679
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	514
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	630
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	662
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,243
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,393
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	467

New Jersey Building Authority Revenue	4.000%	6/15/30	605	662
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,277
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,837
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,343
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,695
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,412
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	15,347
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,224
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	7,996
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	2,375	2,671
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	150	163
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	125	139
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,515	2,775
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	3,019
New Jersey Economic Development Authority
Revenue	5.000%	6/15/28	245	278
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	6,096
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	9,000	10,924
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	6,616
New Jersey Economic Development Authority
Revenue	5.000%	6/15/33	3,500	4,128
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,910
New Jersey Economic Development Authority
Revenue	5.000%	6/15/34	3,000	3,529
New Jersey Economic Development Authority
Revenue	5.000%	6/15/35	1,800	2,113
New Jersey Economic Development Authority
Revenue	3.350%	7/15/36	325	330
New Jersey Economic Development Authority
Revenue	5.000%	6/15/38	11,790	14,014
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	11,411
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	4,911
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	5,805
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	5,851
New Jersey Economic Development Authority
Revenue	5.000%	6/15/47	10,000	11,625

New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	8,000	8,966
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,281
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	4.000%	6/15/29	1,330	1,419
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	5.000%	6/15/54	730	784
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,170
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,722
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,496
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,205
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,159
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,508
New Jersey Economic Development Authority
Revenue (Cranes Mill Project)	5.000%	1/1/49	3,000	3,407
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,130	4,315
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	2,025	2,451
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	4,465	5,270
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34	2,500	2,721
1 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge) TOB
VRDO	1.500%	9/9/19	4,250	4,250
2 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,966
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	810	810
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,283
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	2,884
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,173
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,420
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	396
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,767

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	3,265	3,612
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,745
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,658
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	3,210	3,913
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	6,105	7,277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,171
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	2,000	2,462
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,057
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,000	3,762
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	6,465	7,921
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,763
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	9,055	11,737
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,917
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,868
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	3,890	4,454
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,495
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,281
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,340
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,872
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,704
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	3,053
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	13,066
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,384
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	12,714
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	1.380%	9/9/19 LOC	18,310	18,310
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,295	2,852
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/35	900	1,082

New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	4.500%	6/15/40	1,565	1,760
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/43	3,545	4,164
New Jersey Economic Development Authority
Revenue (Team Academy Charter School
Project)	5.000%	12/1/48	2,500	2,900
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,101
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,190
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	6,507
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	751
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,670	8,159
1 New Jersey Economic Development Authority
Revenue TOB VRDO	1.380%	9/9/19	4,500	4,500
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/32	1,100	1,263
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/37	600	681
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/47	1,500	1,676
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	1,440	1,486
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	1,160	1,200
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/20 (Prere.)	8,280	8,576
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/42 (4)	10,000	11,857
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,811
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,206

New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	14,119
3 New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.500%	9/3/19	2,900	2,900
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	4.000%	7/1/29	350	387
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	5.000%	7/1/38	350	408
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	5.000%	7/1/50	1,100	1,260
New Jersey Economic Development Authority
School Revenue (University Heights Charter
School Project)	5.625%	9/1/38	400	441
New Jersey Economic Development Authority
School Revenue (University Heights Charter
School Project)	5.750%	9/1/50	1,375	1,502
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,222
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	913
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,126
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,403
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,392
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,776
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	105	116
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,615
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	4.000%	9/1/26	320	356
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/26	1,100	1,261
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/19 (Prere.)	12,500	12,500
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	3,057
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	13,375	16,286
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	1,730	2,101
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,751
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	91
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,362

New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,474
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,352
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,015	9,162
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,547
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,128
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/31	5,800	7,417
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,828
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	1,000	1,275
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	1,825	2,317
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/36	4,975	6,288
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,564
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,640
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,721
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	3,075
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	3,066
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,246
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,489
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,594
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (4)	1,090	1,282
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	689
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,368
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,122
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	503
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	992
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,678
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,225	1,369
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,464
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,669

New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,628
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/22	430	474
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	2,530	3,112
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	2,340	2,872
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,640
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/35	1,485	1,813
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,405
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	2,088
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,618
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,785
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	6,250	7,445
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	2,890	3,434
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,750
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,772
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,517
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	2,004
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,523
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,590
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,764
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	2,108
New Jersey GO	3.000%	6/1/25	10,000	10,508
New Jersey GO	5.000%	6/1/29	4,955	6,153
New Jersey GO	5.000%	6/1/31	4,590	5,425
New Jersey GO	5.000%	6/1/31	4,000	4,914
New Jersey GO	5.000%	6/1/32	2,760	3,255
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,396
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,588
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,633
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	95
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	619

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	369
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	18,006
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.160%	9/9/19 LOC	1,000	1,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.160%	9/9/19 LOC	6,100	6,100
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/30	6,515	7,482
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/43	6,900	7,597
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	17,730	20,452
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	2,025	2,050
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	3,645	4,013
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/32	2,000	2,251
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,461
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,673
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,345	2,931
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/32	2,370	2,950
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/33	3,315	4,113
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	6,925	8,533
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	8,268
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	3,049
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	8,000	9,722
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,595

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	5,000	5,971
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	6,250	7,570
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,625	3,731
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/19 (Prere.)	2,505	2,514
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/25	4,380	5,156
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	798
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	909
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,615	1,833
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,604
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,507
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	190	222
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	3,046
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,874
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,424
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,605
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	15,335	17,124
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.500%	9/9/19	8,975	8,975
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.500%	9/9/19	2,175	2,175
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,130	6,289

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	5,000	5,971
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	6,250	7,570
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,625	3,731
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/19 (Prere.)	2,505	2,514
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/25	4,380	5,156
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	798
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	909
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,615	1,833
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,604
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,507
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	190	222
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	3,046
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,874
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,424
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,605
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	15,335	17,124
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.500%	9/9/19	8,975	8,975
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.500%	9/9/19	2,175	2,175
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,130	6,289

New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,080	6,214
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	20,000	24,054
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,231
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,140
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,519
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	5,687
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,792
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,589
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,304
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,416
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	3.125%	7/1/33	3,420	3,486
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	3,185	3,724
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,167
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	9,510	10,967
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	10,060	10,859
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	6,175
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	6.250%	7/1/35	2,115	2,263
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,403
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,199

New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,442
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	953
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,266
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,362
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,291
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,929
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	3,780	4,092
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	9,094
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,459
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,772
3 New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.600%	9/3/19 LOC	12,750	12,750
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.140%	9/6/19 LOC	900	900
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	2,300	2,320
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/23	5,480	6,321
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/24	3,630	4,305
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	740	747
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	665	671
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.375%	12/1/29	6,000	6,120
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.950%	11/1/43	1,100	1,198
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,055
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	4.000%	11/1/48	825	900
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,177
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	4.100%	11/1/53	500	544
1 New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue TOB
VRDO	1.380%	9/9/19	3,100	3,100
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	690	698
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.500%	10/1/34	7,500	8,151

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.750%	10/1/35	9,285	10,161
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.850%	10/1/39	5,500	6,020
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.950%	10/1/44	3,335	3,644
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.000%	4/1/49	2,500	2,725
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	511
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,075	1,173
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	8,100
New Jersey Institute of Technology Revenue	5.000%	7/1/42	4,810	5,216
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,608
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	100	106
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	595	652
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	13,975	16,951
3 New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,580	7,913
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,805	6,948
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	8,020	9,547
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,600	12,618
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	10,500	12,418
New Jersey Transportation Trust Fund Authority
Revenue	5.250%	12/15/21 (4)	295	321
New Jersey Transportation Trust Fund Authority
Revenue	5.500%	12/15/21 (14)	315	344
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/24 (12)(2)	100	91
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/26 (13)(2)	475	417
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/30	2,715	3,327
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/32	3,000	3,638
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	2,810	3,394
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	2,810	3,383
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	2,325	2,790
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	2,370	2,836
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	12/15/37 (15)	2,610	2,939
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	12/15/38	2,355	2,617
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,909
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	4,880	5,436

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	2,000	2,340
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,667
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	12/15/31	5,165	5,807
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,793
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	4,500	4,853
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/36	2,500	2,752
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	700	418
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	3,030	3,354
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	7,052
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,736
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.125%	6/15/39	2,500	2,745
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,986
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,749
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	3,000	3,620
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,894
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,116
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	6,003
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	3,000	3,519
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.500%	6/15/49	5,000	5,576
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	200	206
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	2,570	2,660
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	250	280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,950	3,655
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	100	115
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	775	702
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24	550	497
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	380	333
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,315	1,154

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	5,850	4,980
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,714
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,578
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	3,147
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	11,915	9,480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	606
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,085
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	10,000	7,876
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,258
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,728
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,396
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	14,190	10,282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	12,195	8,730
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	8,275	9,398
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	24,280	17,262
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	995	689
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	150	104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	2,003
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	3,338
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,515	5,473
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	60	39
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	413
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	170	105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,180
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,710	4,003
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,265	726
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	5,785	3,319
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,225	3,436

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	3,855	2,128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	315	167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,492
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	15,535	16,348
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,355	11,500
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	5,395	5,991
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,739
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,551
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,826
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,250	3,848
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,100	3,932
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,544
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	19
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,250	1,578
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	5,000	5,796
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	10	12
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,395	4,002
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	6,162
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	7,100	8,923
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,311
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,910
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	749
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,890	4,847
New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,873
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,720	12,078
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	12,525	14,205
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	3,200	3,513
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	16,609
New Jersey Turnpike Authority Revenue	4.000%	1/1/48	4,440	5,035
New Jersey Turnpike Authority Revenue	5.000%	1/1/48	4,000	4,971
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.470%	9/9/19	13,615	13,615
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.500%	9/9/19	6,665	6,665
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	2,500	3,211
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.000%	1/1/37	8,500	9,670
North Brunswick NJ Township Board of
Education GO	3.250%	8/15/31	395	433
North Brunswick NJ Township Board of
Education GO	3.375%	8/15/36	1,940	2,107
North Brunswick NJ Township Board of
Education GO	3.375%	8/15/37	1,695	1,831
North Brunswick Township NJ GO	2.000%	7/15/23	265	273
North Brunswick Township NJ GO	2.000%	7/15/24	225	233
Passaic County NJ GO	3.000%	5/1/32	540	592
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/34	1,000	1,235

Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/35	1,200	1,478
Passaic County NJ Improvement Authority
Lease Revenue	5.000%	5/1/33	720	848
Passaic County NJ Improvement Authority
Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42	2,500	2,991
Passaic Valley NJ Sewage Commissioners
Revenue	5.000%	12/1/24 (4)	3,010	3,580
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,632
Pennsauken Township NJ School District GO	4.000%	7/15/38	2,525	2,763
Pinelands NJ Regional School District GO	4.000%	3/1/24	230	255
Plainfield NJ Board of Education GO	5.000%	8/1/20 (15)	1,470	1,522
Plainfield NJ Board of Education GO	5.000%	8/1/21 (15)	1,175	1,262
Plainfield NJ Board of Education GO	5.000%	8/1/22 (15)	1,600	1,771
Plainfield NJ Board of Education GO	5.000%	8/1/23 (15)	1,750	1,998
Plainfield NJ Board of Education GO	5.000%	8/1/24 (15)	1,000	1,176
Plainfield NJ Board of Education GO	5.000%	8/1/25 (15)	1,000	1,209
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,544
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,087
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,529
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	5,560	7,258
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	6,302
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/37	3,630	4,291
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	3,605	4,573
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	4,000	4,711
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/39	4,555	5,350
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,781
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	10,000	11,495
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/45	2,000	2,322
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,868
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/48	10,740	13,360
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/49	5,000	5,790
2 Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,342
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,010	12,158
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	4,000	4,805
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,646

Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	4,405	5,449
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.360%	9/9/19	7,500	7,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.370%	9/9/19	300	300
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.400%	9/9/19	20	20
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,272
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,287
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,850
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,010	3,372
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	16,004
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,266
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.330%	9/9/19	3,225	3,225
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.360%	9/9/19	1,400	1,400
Rutgers State University New Jersey Revenue
VRDO	1.340%	9/3/19	14,350	14,350
Salem County NJ	3.000%	6/15/32 (15)	765	800
Salem County NJ	3.000%	6/15/33 (15)	270	282
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	2,440	2,794
South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,921
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,220
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,073
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	250	277
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,425
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,527
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,266
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,683
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,255
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	450	518
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,600	6,336
Sussex County NJ GO	3.000%	6/1/24	1,600	1,739
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	1,000	1,092
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/25	1,200	1,414
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	1,405	1,689
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	3,085	3,339

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/28	1,955	2,429
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	1,500	1,853
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	1,500	1,841
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	3,500	4,270
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/32	2,850	3,459
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/33	2,750	3,327
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	2,000	2,406
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	2,500	2,990
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	2,000	2,380
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.000%	6/1/37	3,000	3,222
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	2,000	2,368
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	7,500	8,388
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	13,325	15,592
Toms River NJ Board of Education GO	3.000%	7/15/29	1,500	1,605
Toms River NJ Board of Education GO	3.000%	7/15/30	1,500	1,598
Toms River NJ Board of Education GO	3.000%	7/15/31	1,500	1,590
Toms River NJ Board of Education GO	3.000%	7/15/32	1,500	1,585
Toms River NJ Board of Education GO	3.000%	7/15/33	2,000	2,107
Toms River NJ Board of Education GO	3.000%	7/15/38	2,675	2,781
Trenton NJ GO	5.000%	7/15/37 (4)	1,055	1,287
Trenton NJ GO	5.000%	7/15/40 (4)	500	604
Union City NJ GO	5.000%	11/1/23	1,060	1,202
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,474
Union Township NJ Union City GO	1.000%	8/1/32	1,094	931
West Deptford Township NJ GO	2.000%	2/15/24	385	398
West Deptford Township NJ GO	3.000%	2/15/30	645	702
West Deptford Township NJ GO	3.000%	2/15/32	925	994
Woodland Park NJ GO	3.000%	7/15/24	435	471
				2,469,068
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,322
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,287
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,528
				6,137
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	520	453
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,204	951
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,032	758
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	700	711
				2,873
Total Tax-Exempt Municipal Bonds (99.8%) (Cost $2,286,774)				2,478,078

Other Assets and Liabilities-Net (0.2%)	5,236
Net Assets (100%)	2,483,314

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $74,235,000, representing 3.0% of net assets.
2 Securities with a value of $817,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

New Jersey Long-Term Tax-Exempt Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	788	170,300	89

Short Futures Contracts
5-Year U.S. Treasury Note	December 2019	(259)	(31,074)	25
10-Year U.S. Treasury Note	December 2019	(205)	(27,002)	45
Ultra Long U.S. Treasury Bond	December 2019	(10)	(1,974)	8
				78
				167

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary

New Jersey Long-Term Tax-Exempt Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,478,078	—
Futures Contracts—Assets[1]	74	—	—
Futures Contracts—Liabilities[1]	(46)	—	—
Total	28	2,478,078	—
1 Represents variation margin on the last day of the reporting period.